Preferred Stock/Units	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Preferred Stock.
Preferred Stock/Units

11. Preferred Stock

Series A Preferred Stock

        In connection with the Company's acquisition of its Mississippian Lime properties, on September 28, 2012, the Company designated 325,000 shares of Series A Mandatorily Convertible Preferred Stock (the "Series A Preferred Stock") with an initial liquidation preference of $1,000 per share and an 8% per annum dividend, payable semiannually at the Company's option in cash or through an increase in the liquidation preference. On March 30, 2015, the Company elected to pay the $13.0 million semi-annual dividend due on that date through an increase in the Series A Preferred Stock liquidation preference to $1,241 per share. Therefore, for the three months ended June 30, 2015, the $7.9 million Series A Preferred Stock dividend, which the Company paid through the adjustment to the liquidation preference, is based upon the estimated fair value of 71,893 common shares that would have been issued had the Series A Preferred Stock dividend for the three months been converted into common shares at a conversion price of $110.00 per share.

        On September 30, 2015, the Series A Preferred Stock converted into 3,738,424 shares of the Company's common stock at a conversion price of $110.00 per share.

10. Preferred Stock/Units

Series A Preferred Stock

        At December 31, 2014, the Company had 325,000 shares of Series A Mandatorily Convertible Preferred Stock (the "Series A Preferred Stock") issued and outstanding. In connection with the Eagle Property Acquisition, on September 28, 2012, the Company designated 325,000 shares of Series A Preferred Stock with an initial liquidation preference of $1,000 per share and an 8% per annum dividend, payable semiannually at the Company's option in cash or through an increase in the liquidation preference. The Series A Preferred Shares are convertible after October 1, 2013, in whole but not in part and at the option of the holders of a majority of the outstanding shares of Series A Preferred Stock, into a number shares of the Company's common stock calculated by dividing the then-current liquidation preference by the conversion price of $135.00 per share and, if not previously converted, are mandatorily convertible at September 30, 2015 into shares of the Company's common stock at a conversion price no greater than $135.00 per share and no less than $110.00 per share, with the ultimate conversion price dependent upon the volume weighted average price of the Company's common stock during the 15 trading days immediately prior to September 30, 2015. The Series A Preferred Stock was issued on October 1, 2012.

        On September 30, 2015, the Series A Preferred Stock converted into 3,738,424 shares of the Company's common stock at a conversion price of $110.00 per share.

2014

        For the twelve months ended December 31, 2014, the $10.4 million Series A Preferred Stock dividend was based upon the estimated fair value of 265,979 common shares that would have been issued had the notional dividend amounts for the year of $29.3 million been converted into common shares at a conversion price of $110.00 per share.

2013

        For the twelve months ended December 31, 2013, the $15.6 million Series A Preferred Stock dividend was based upon the estimated fair value of 245,912 common shares that would have been issued had the notional dividend amounts for the year of $27.1 million been converted into common shares at a conversion price of $110.00 per share.

Share Activity

        The following table summarizes changes in the number of Series A Preferred Stock shares since January 1, 2012:

Series A Preferred Stock
Share count as of January 1, 2012	—
Issuance of preferred stock as consideration in Eagle Property Acquisition	325,000

Share count as of December 31, 2012	325,000

Share count as of December 31, 2013	325,000

Share count as of December 31, 2014	325,000

Mandatorily Redeemable Convertible Preferred Units

        In December 2011, Holdings LLC, FR Midstates Holdings LLC ("FR Midstates") and Midstates Petroleum Holdings, Inc. ("Petroleum Inc.") entered into an amended and restated limited liability company agreement, which was later amended in March 2012, to provide for the issuance of up to 65,000, or $65 million in aggregate value, of certain mandatorily redeemable convertible preferred units (the "Preferred Units") between December 15, 2011 and June 10, 2015. During the year ended December 31, 2012, Holdings LLC issued 65,000 Preferred Units to FR Midstates for aggregate cash proceeds of $65.0 million. On April 26, 2012, the Company used $67.1 million of the proceeds from its initial public offering to redeem the Preferred Units in full, including interest and other charges. As such, at December 31, 2012, the Preferred Units are no longer outstanding. The Company recorded $2.1 million related to interest expense associated with these Preferred Units for the year ended December 31, 2012. There was no related interest expense for the years ended December 31, 2014 or 2013.